Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of financial liabilities [line items]
Debt securities	£ 82,286	£ 73,314		£ 75,932
Repurchase agreements	18,578	40,338	[1]	19,760
Other financial liabilities	3,815	5,020
Financial liabilities designated at fair value	216,834	173,718	[1]	£ 96,031
Cumulative own credit net loss recognised	121	179
Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	46,649	42,563
Deposits	31,682	4,448
Repurchase agreements	138,484	126,691
Other financial liabilities	19	16
Financial liabilities designated at fair value	216,834	173,718
Contractual carrying amount due on maturity [member]
Disclosure of financial liabilities [line items]
Debt securities	54,159	46,920
Deposits	32,029	4,414
Repurchase agreements	138,724	126,822
Other financial liabilities	19	16
Financial liabilities designated at fair value	£ 224,931	£ 178,172

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .